Share-Based Payment	12 Months Ended
Dec. 31, 2024
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT
NOTE 21 –	SHARE-BASED PAYMENT

a.	Expenses recognized in the financial statements:

The expense recognized in the financial statements for services received from employees and officers is shown in the following table:

	Year ended December 31,
	2024	2023	2022
	USD in thousands

Equity-settled share-based payment plans	2,070	7,115	10,516

b.	Grants of options to employees and interested parties:

As part of the business combination agreement described in Note 1b above, on June 21, 2021, the Company allocated 178,108 share options to senior officers, employees and consultants of the Company and to an investment bank assisting the transaction, consisting of grants to employees, key management personnel and interested parties. Following are data of the value of share options granted to key management personnel and interested parties in HUB.

1.	2021 Employee Stock Option Plan:

The Company has authorized through its 2021 Employee Stock Option Plan (the “Plan”), an available pool of ordinary shares of the Company from which to grant options and RSUs to officers, directors, advisors, management and other key employees of up to 106,865 ordinary shares. The options granted generally have a four-year vesting period and expire ten years after the date of the grant, subject to the terms set forth in the Plan. Options granted under the Plan that are cancelled or forfeited before expiration become available for future grant. As of December 31, 2024 there are no options available for future grants.

c.	Movement of share options during the year:

The following table presents the changes in the number of share options and the weighted average exercise prices of share options:

	2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Share options outstanding at beginning of year	37,157	100.4	84,415	160.2
Share options granted during the year	-	-	12,824	11.4
Share options exercised during the year	(680)	0.5	14,588	12.8
Share options forfeited during the year	(132)	0.4	955	0.4
Share options expired during the year	(19,912)	165.1	44,538	179.1

Share options outstanding at end of year	16,433	28.4	37,158	100.1

Share options exercisable at end of year	16,104	25.2	35,969	99.5

Each option is exercisable into one ordinary share of no par value.

The weighted average remaining contractual life for the share options outstanding as of December 31, 2024 was 7.6 years.

The range of exercise prices for share options outstanding as of December 31, 2024 was NIS 1.4- NIS 610.9 ($0.4-$165.1).

A summary of the status of RSUs under the Plan as of December 31, 2024 and changes during the relevant period ended on that date is presented below:

Number of RSU

Outstanding at beginning of year*	161,569
Granted	-
Vested	(43,697)
Forfeited and cancelled	(13,094)

Outstanding at end of year	104,778

*	This includes shares granted with performance obligations which were not fulfilled as of December 31, 2024.

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the years ended December 31, 2024, 2023 and 2022, was comprised as follows:

	Year ended December 31,
	2024	2023	2022

Cost of revenues	-	35	206
Research and development expenses	(11)	3,010	603
Sales and marketing expenses	(32)	211	1,504
General and administrative expenses	2,113	3,859	8,203

Total share-based payment	2,070	7,115	10,516